Basis of Presentation and Principles of Consolidation (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs	$ 3,775		$ 5,611
Accounting Standards Update 2015-03 [Member] | Miscellaneous Assets [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs	(3,775)
Accounting Standards Update 2015-03 [Member] | Current Portion of Long-term Debt [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs	359
Accounting Standards Update 2015-03 [Member] | Long-term Debt, Excluding Current Portion [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance costs	3,416
Payroll and Employee Benefits [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior period reclassification adjustment	44,415	$ 57,584
Occupancy and Other Operating Expenses [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior period reclassification adjustment	$ (44,415)	$ (57,584)